Property, plant and equipment - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 45,011	€ 37,687
Property, plant and equipment, pledged as security	499	840
Contractual commitments for acquisition of property, plant and equipment	2,711	3,085
Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	45,011	37,687
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,061	1,784	€ 1,961
Translation differences	65	(34)
U.S. Dollar and Brazilian Real to Euro
Disclosure of detailed information about property, plant and equipment [line items]
Translation differences	994	(487)
Accumulated amortization and impairment losses | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(42,161)	(38,590)	€ (35,614)
Translation differences	(304)	312
Property, plant and equipment not subject to operating leases | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 42,950	€ 35,903